Business Combinations - Additional Information (Detail)						2 Months Ended	3 Months Ended									6 Months Ended		12 Months Ended
	Feb. 10, 2020 USD ($)	Oct. 14, 2019 USD ($) EarnoutPayment	Aug. 13, 2019 USD ($)	Jul. 11, 2019 USD ($) shares	Jul. 10, 2019 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Jul. 10, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Business Acquisition [Line Items]
Goodwill					$ 339,911,399	$ 411,702,399	$ 411,702,399	$ 389,660,519			$ 119,529,202	$ 119,529,202				$ 389,660,519	$ 339,911,399	$ 389,660,519	$ 119,529,202	$ 119,529,202
Revenue							39,462,537				23,023,405					57,560,470	47,042,917	$ 104,603,000	130,012,940	93,951,121
Net income					$ (32,763,000)		(3,432,044)	$ (7,809,000)	$ (8,481,000)	$ 4,156,000	$ 4,864,386	$ 2,145,000	$ 3,727,000	$ 4,484,000	$ 181,000	(16,289,633)	(23,742,530)		$ 10,537,443	$ 9,448,244
Hawk Parent Holdings LLC
Business Acquisition [Line Items]
Merger agreement, description																		The amount of cash consideration paid to selling Hawk Parent members at the Closing was equal to the following: (i) the total cash and cash equivalents of Thunder Bridge (including funds in its trust account after the redemption of its public stockholders and the proceeds of any debt or equity financing), minus (ii) the amount of Thunder Bridge’s unpaid expenses and obligations, plus (iii) the cash and cash equivalents of Hawk Parent as of immediately prior to the effective time of the Business Combination (excluding restricted cash), minus (iv) the amount of unpaid transaction expenses of Hawk Parent as of the Closing, minus (v) the amount of the indebtedness and other debt-like items of Hawk Parent and its subsidiaries as of the Closing, minus (vi) the amount of change of control and similar payments payable to employees of Hawk Parent in connection with the Business Combination, minus (vii) an amount of cash reserves equal to $10,000,000, minus (viii) a cash escrow of $150,000, minus (ix) an amount equal to $2,000,000 to be held by a representative of the selling Hawk Parent members, minus (x) the cash payment required in connection with the Warrant Amendment, minus (xi) an amount required to be deposited on the balance sheet of Hawk Parent in connection with the Business Combination.
Amount of equal cash reserve for merger consideration				$ 10,000,000
Cash escrow				150,000
Amount to be held by representative for merger consideration				2,000,000
Goodwill				339,911,400
Transactions costs																1,600,000	34,700,000
Cash Consideration				$ 260,811,062
Thunder Bridge Acquisition, LLC
Business Acquisition [Line Items]
Transactions costs																	$ 16,200,000
TriSource Solutions, LLC
Business Acquisition [Line Items]
Goodwill			$ 30,868,261
Transactions costs																1,300,000
Cash Consideration			60,235,090
Revenue																9,200,000
Net income																1,100,000
TriSource Solutions, LLC | Maximum
Business Acquisition [Line Items]
Contingent earn-out right to be received			$ 5,000,000
APS Payments
Business Acquisition [Line Items]
Goodwill		$ 25,461,407
Transactions costs																1,000,000
Cash Consideration		$ 30,000,000
Contingent earn-out right to be received						18,600,000	18,600,000
Revenue																3,200,000
Net income																$ 800,000
Number of cash earn-out payments | EarnoutPayment		3
APS Payments | Previously Reported
Business Acquisition [Line Items]
Goodwill		$ 18,880,858
Cash Consideration		30,000,000
APS Payments | Maximum
Business Acquisition [Line Items]
Contingent earn-out right to be received		$ 30,000,000
Ventanex
Business Acquisition [Line Items]
Goodwill	$ 15,461,332
Transactions costs							$ 1,000,000
Cash Consideration	36,000,000
Revenue						1,900,000
Net income						$ 100,000
Ventanex | Maximum
Business Acquisition [Line Items]
Contingent earn-out right to be received	$ 14,000,000
Class V Common Stock
Business Acquisition [Line Items]
Number of shares exchanged for limited liability interest | shares				1
Post Merger Repay Units
Business Acquisition [Line Items]
Percentage of tax savings				100.00%
Post Merger Repay Units | Class A Common Stock
Business Acquisition [Line Items]
Number of shares exchanged for limited liability interest | shares				1